Related Party Transactions and Balances (Details) - Schedule of Significant Transactions with Related Parties - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party [Member]
Related Party Transaction [Line Items]
Total revenues – related parties		$ 502
Provision of marketing, operation and technical support services to Jinjiang School [Member] | Jinjiang School [Member]
Related Party Transaction [Line Items]
Revenues		35
Provision of marketing, operation and technical support services to Quanzhou School [Member] | Quanzhou School [Member]
Related Party Transaction [Line Items]
Revenues		65
Processing of academic education applications to Jinjiang School [Member] | Jinjiang School [Member]
Related Party Transaction [Line Items]
Revenues		109
Processing of academic education applications to Quanzhou School [Member] | Quanzhou School [Member]
Related Party Transaction [Line Items]
Revenues		115
Sales of teaching and learning materials to Jinjiang School [Member] | Jinjiang School [Member]
Related Party Transaction [Line Items]
Revenues		85
Sales of teaching and learning materials to Quanzhou School [Member] | Quanzhou School [Member]
Related Party Transaction [Line Items]
Revenues		57
Online training to Jinjiang School [Member] | Jinjiang School [Member]
Related Party Transaction [Line Items]
Revenues		18
Online training to Quanzhou School [Member] | Quanzhou School [Member]
Related Party Transaction [Line Items]
Revenues		$ 18